Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - CHF (SFr)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development	SFr (1,697,045)	SFr (4,221,324)		SFr (6,654,666)	SFr (14,925,642)		SFr (19,210,842)	SFr (24,776,763)	SFr (26,536,176)
General and administrative	(1,170,244)	(1,336,217)		(3,629,665)	(3,997,373)		(5,150,409)	(5,446,512)	(4,341,570)
Operating loss	(2,867,289)	(5,557,541)		(10,284,331)	(18,923,015)		(24,361,251)	(30,223,275)	(30,877,746)
Interest income		7,788			53,563		53,570	67,565	36,562
Interest expense	(123,038)	(416,956)		(979,195)	(1,248,400)		(1,640,394)	(828,547)	(7,985)
Foreign currency exchange (loss)/gain, net	(114,011)	1,650		(179,925)	(929,386)		(824,592)	(100,097)	1,144,106
Revaluation gain/loss from derivative financial instruments	223,904	(55,613)		4,131,862	1,705,018		3,372,186	291,048
Transaction costs	(108,809)			(520,125)	(506,234)		(1,026,766)
Loss before tax	(2,989,243)	(6,020,672)		(7,831,714)	(19,848,454)		(24,427,247)	(30,793,306)	(29,705,063)
Income tax gain	8,726	8,191		26,179	24,573		17,773	131,055
Net loss attributable to owners of the Company	(2,980,517)	(6,012,481)		(7,805,535)	(19,823,881)		(24,409,474)	(30,662,251)	(29,705,063)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0.00	209,760	94,463		1,294,862	378,100		271,980	(394,102)	(53,916)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0.00	5,913	(4,594)		(13,116)	55,316		50,497	(19,723)	(12,712)
Other comprehensive income, net of taxes of CHF 0.00	215,673	89,869		1,281,746	433,416		322,477	(413,825)	(66,628)
Total comprehensive loss attributable to owners of the Company	SFr (2,764,844)	SFr (5,922,612)		SFr (6,523,789)	SFr (19,390,465)		SFr (24,086,997)	SFr (31,076,076)	SFr (29,771,691)
Basic and diluted loss per share	SFr (0.14)	SFr (1.36)	[1]	SFr (0.71)	SFr (4.65)	[1]	SFr (0.56)	SFr (0.89)	SFr (0.92)

[1]	The basic and diluted loss per share for the three and nine months ended September 30, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.